Relevant Events (Tables)	12 Months Ended
Dec. 31, 2022
Relevant Events [Abstract]
Schedule of banco de chile reported as essential fact
Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
November 2, 2022	11/2015	CN	2,000,000	UF	02/01/2034	3.20%
November 2, 2022	11/2015	CO	2,000,000	UF	06/01/2034	3.20%
November 2, 2022	11/2015	CQ	2,000,000	UF	10/01/2034	3.20%
November 14, 2022	11/2015	CK	2,000,000	UF	08/01/2033	2.65%
November 18, 2022	11/2015	CM	500,000	UF	12/01/2033	2.60%
November 21, 2022	15/2016	DV	10,000,000,000	CLP	05/01/2027	6.33%
November 22, 2022	15/2016	DV	40,000,000,000	CLP	05/01/2027	6.30%
December 2, 2022	15/2016	DU	38,500,000,000	CLP	01/01/2027	6.41%
December 2, 2022	11/2015	BU	550,000	UF	08/01/2029	2.44%
December 5, 2022	11/2015	CM	250,000	UF	12/01/2033	2.31%
December 7, 2022	11/2015	CL	2,000,000	UF	10/01/2033	2.55%
December 7, 2022	11/2015	CM	1,250,000	UF	12/01/2033	2.55%
December 7, 2022	11/2022	GJ	4,000,000	UF	11/01/2035	2.60%
December 12, 2022	11/2015	CJ	700,000	UF	06/01/2033	2.54%
December 13, 2022	11/2015	CJ	1,300,000	UF	06/01/2033	2.55%
December 22, 2022	11/2022	GK	4,000,000	UF	12/01/2035	2.52%